Cash Flow Reconciliations - Reconciliation of borrowings and derivatives (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of period	$ 1,346,024	$ 1,365,800
Cash flows	(30,054)	26,956
Non-cash items	3,007	3,803
Deferred financing costs, assets	134	(50)
Liabilities/(assets) arising from financing activities at end of period	1,319,111	1,396,509
Borrowings | Drawdowns
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	25,940	435,000
Total	25,940	435,000
Borrowings | Repayments
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(55,805)	(403,072)
Total	(55,805)	(403,072)
Borrowings | Additions in deferred loan fees
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(189)	(4,972)
Non-cash items	22	(156)
Deferred financing costs, assets	134	(50)
Total	(33)	(5,178)
Borrowings | Amortization and write-off of deferred loan issuance costs
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	2,985	3,959
Total	2,985	3,959
Derivatives
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of period	8,923	(4,935)
Non-cash items	12,217	14,253
Liabilities/(assets) arising from financing activities at end of period	21,140	9,318
Derivatives | Unrealized loss on interest rate swaps held for trading
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	12,148	14,609
Total	12,148	14,609
Derivatives | Unrealized gain/loss on forward foreign exchange contracts held for trading
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	69	(356)
Total	$ 69	$ (356)